FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (27,504)	$ (44,489)	$ 23,785
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(38,241)	(49,388)	22,582
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	10,712	8,918	220
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ 25	$ (4,019)	$ 983